Non-current provisions and other non-current financial and non-financial liabilities	12 Months Ended
Dec. 31, 2024
Non-current provisions and other non-current financial and non-financial liabilities
Non-current provisions and other non-current financial and non-financial liabilities

18.Non-current provisions and other non-current financial and non-financial liabilities

Of the total amount of non-current provisions and other non-current financial and non-financial liabilities amounting to €912,848 at December 31, 2024 (2023: €1,048,473), €657,027 (2023: €627,411) are due in between more than one and three years, €137,435 (2023: €274,085) are due in between three to five years and €118,386 (2023: €146,977) are due after five years. The amounts presented as of December 31, 2023 have been revised to account for a shift of €297,035 from “amounts due between three to five years” into “amounts due between more than one and three years” as well as a shift of €56,081 from “amounts due between three to five years” into “amounts due after five years” in order to correct an error in the prior year’s presentation. The following table shows the development of non-current provisions in the fiscal year:

Development of non-current provisions
in € THOUS
		Foreign	Changes in
	January 1,	currency	consolidation					December 31,
	2024	translation	group	Utilized	Reversed	Additions	Reclassifications	2024

Self-insurance programs	113,617	7,069	—	—	—	—	(3,838)	116,848
Personnel expenses	38,533	1,075	(2,004)	(2,608)	(2,665)	33,658	(12,921)	53,068
Asset retirement obligations	12,311	(234)	545	(486)	(216)	1,046	—	12,966
Interest payable related to income taxes	3,989	89	—	—	—	852	—	4,930
Other non-current provisions	6,847	(145)	(28)	(619)	(1,652)	5,659	(1,358)	8,704
Non-current provisions	175,297	7,854	(1,487)	(3,713)	(4,533)	41,215	(18,117)	196,516

For further information regarding self-insurance programs, see note 2 d).

Personnel expenses mainly refer to provisions for severance payments and provisions for share-based plans. As of December 31, 2024, provisions for share-based plans amounted to €40,035 (2023: €24,820) and provisions for severance payments amounted to €7,976 (2023: €6,831). For further information regarding share-based plans, see note 23.

The item “Other non-current provisions” in the table above includes provisions for litigation and warranties. The increase during the period that arises from the passage of time and the effect of any change in the discount rate are not material.

Other non-current financial liabilities

As of December 31, 2024 and 2023 other non-current financial liabilities consisted of the following:

Other non-current financial liabilities
in € THOUS
	2024	2023

Put option liabilities	491,910	690,567
Variable payments outstanding for acquisitions	6,806	24,666
Other	39,969	427
Other non-current financial liabilities	538,685	715,660

Other non-current liabilities

As of December 31, 2024 and 2023 other non-current liabilities consisted of the following:

Other non-current liabilities
in € THOUS
	2024	2023

Labor Expense non-current	121,731	105,186
Deferred Income	34,018	13,872
Other	21,898	38,458
Other non-current liabilities	177,647	157,516